Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Debt securities in issue [line items]
Debt securities in issue	¥ 14,387,415	¥ 14,075,084
Sumitomo mitsui banking corporation [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 2,188,904	1,996,118
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue, Maturity year	2026
Debt securities in issue	¥ 59,998	59,998
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.17%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.21%
Sumitomo mitsui banking corporation [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,819,529	1,549,515
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.42%
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	5.68%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 281,872	356,558
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 5,838	15,855
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue	¥ 21,667	14,192
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	3.30%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	3.67%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	2.92%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2045
Debt securities in issue, Interest rate	6.90%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2027
Debt securities in issue, Interest rate	4.80%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	4.16%
Other subsidiaries [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 2,682,046	2,743,786
Other subsidiaries [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue, Maturity year	2028
Debt securities in issue	¥ 20,000	20,000
Other subsidiaries [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.00%
Other subsidiaries [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.15%
Other subsidiaries [member] | Commercial paper [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,751,568	1,774,890
Other subsidiaries [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.00%
Other subsidiaries [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	7.97%
Other subsidiaries [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 8,606	162,395
Other subsidiaries [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 566,906	489,689
Other subsidiaries [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 250	313
Other subsidiaries [member] | Unsubordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 84,114	106,216
Other subsidiaries [member] | Unsubordinated bonds [Member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indonesian rupiah
Debt securities in issue	¥ 33,651	11,204
Other subsidiaries [member] | Unsubordinated bonds [Member] | Indian, Rupees [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indian rupee
Debt securities in issue	¥ 216,951	179,079
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2027
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	6.35%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Indian, Rupees [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	5.52%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2037
Debt securities in issue, Interest rate	4.68%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2030
Debt securities in issue, Interest rate	3.60%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	0.75%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2050
Debt securities in issue, Interest rate	7.20%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2030
Debt securities in issue, Interest rate	9.25%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Indian, Rupees [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	9.60%
SMFG [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 9,516,465	9,335,180
SMFG [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 493,492	666,755
SMFG [member] | Subordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
SMFG [member] | Subordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
SMFG [member] | Subordinated bonds [Member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars,
SMFG [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 701,064	697,439
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	2.14%
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	0.47%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2044
Debt securities in issue, Interest rate	6.18%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2034
Debt securities in issue, Interest rate	1.95%
SMFG [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 7,204,601	6,731,140
SMFG [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue	799,166	859,262
SMFG [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 52,553	115,540
SMFG [member] | Unsubordinated bonds [Member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	3.54%
Debt securities in issue	¥ 5,589	5,438
SMFG [member] | Unsubordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 260,000	¥ 259,606
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	0.95%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	0.30%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	3.40%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2026
Debt securities in issue, Interest rate	0.55%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2052
Debt securities in issue, Interest rate	6.77%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	4.49%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	5.60%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	1.47%